General (Details) - USD ($) $ in Thousands				1 Months Ended	12 Months Ended
	May 14, 2021	May 14, 2021	Oct. 08, 2020	Dec. 31, 2020	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 30, 2022	Oct. 26, 2022	Sep. 08, 2022	Jul. 27, 2022
General (Details) [Line Items]
Reverse split, description	On May 14, 2021, the Company’s board of directors and stockholders approved a 1-for-100 reverse split of the Company’s common stock, which was implemented and became effective as of May 14, 2021.	the Company’s board of directors and stockholders approved a 1-for-100 reverse split of the Company’s common stock, which was implemented and became effective as of May 14, 2021.
Split combined each shares		100
Common stock shares issued	9,459,253	9,459,253
Issued and outstanding common stock rate		90.00%
Share exchange common stock		1,051,028
Common stock percentage		10.00%
Accumulated deficit					$ 6,026	$ 2,668
Net loss				$ (718)	(3,358)	(1,625)	$ (718)
Net cash used in operating activities					(759)	$ (1,419)	$ (779)
Issued and Outstanding Share Capital, Description			On October 8, 2020, the Company and its stockholders entered into a Share Exchange Agreement (the “Share Exchange”) with an Israeli pharmaceutical company (“Raphael”), according to which, among other matters, all shareholders of Raphael will sell and convey the entire holdings in Raphael to the Company such that following the Share Exchange, the shareholders of Raphael will hold 90% of the issued and outstanding common stock of the Company, and the existing shareholders of the Company will hold the remaining 10% of the issued and outstanding common stock.
Common stock issued	9,459,253	9,459,253						6,000
Share exchange common stock	1,051,028	1,051,028							90,000	102,000
Common Stock [Member]
General (Details) [Line Items]
Percentage of issued and outstanding common stock			10.00%
Net loss
Share exchange common stock											1,000,000
Raphael [Member] | Common Stock [Member]
General (Details) [Line Items]
Percentage of issued and outstanding common stock			90.00%